HSBC EMERGING MARKETS DEBT FUND
HSBC Emerging Markets Debt Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC EMERGING MARKETS DEBT FUND	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none
Fee Waiver or Reimbursement	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC EMERGING MARKETS DEBT FUND		Class A	Class I	Class S
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.72%	0.62%	0.52%
Total Other Expenses(1)		0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses		1.47%	1.12%	1.02%
Fee Waiver or Reimbursement	[1]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	0.85%	0.75%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC EMERGING MARKETS DEBT FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	591	892	1,215	2,127
Class I	87	329	591	1,339
Class S	77	298	537	1,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From April 7, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if: (i) the issuer is a government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or lower than “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the J. P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2011 was 7.10 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could losemoney if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Emerging Markets Local Debt Fund
HSBC Emerging Markets Local Debt Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Local Debt Fund (the “Fund”) is maximum total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Emerging Markets Local Debt Fund	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none
Fee Waiver or Reimbursement	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Emerging Markets Local Debt Fund		Class A	Class I	Class S
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.92%	0.82%	0.72%
Total Other Expenses(1)		1.17%	0.82%	0.72%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses		1.75%	1.40%	1.30%
Fee Waiver or Reimbursement	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28%	0.93%	0.83%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Emerging Markets Local Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	599	956	1,337	2,402
Class I	95	397	721	1,639
Class S	85	366	668	1,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From April 7, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance returns. These instruments will be treated as investments in debt instruments for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying assets of such derivatives are debt instruments issued by foreign governments, government agencies or corporations and denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country. Equity-related derivatives are not treated as debt instruments for purposes of the Fund’s 80% of net assets policy.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in debt instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”)), and high yield securities (“junk bonds”), which are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch. A maximum of 15% of the Fund’s total assets may be invested in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest, without limitation, in non-investment grade securities rated above “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Government Bond Index - Emerging Markets Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2011 was 2.36 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Debt Instruments Risk: The risks of investing in debt instruments include:

    Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

    Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

    High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

  Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. The third party to the short sale may also fail to honor its contract terms, causing a loss to the Fund.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Frontier Markets Fund
HSBC Frontier Markets Fund
Investment Objective
The investment objective of the HSBC Frontier Markets Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Frontier Markets Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none
Fee Waiver or Reimbursement	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Frontier Markets Fund		Class A	Class I
Management Fee		1.25%	1.25%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		1.57%	1.47%
Total Other Expenses(1)	[1]	1.82%	1.47%
Total Annual Fund Operating Expenses		3.07%	2.72%
Fee Waiver or Reimbursement	[2]	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.20%	1.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Frontier Markets Fund (USD $)	1 Year	3 Years
Class A	712	1,323
Class I	188	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From September 6, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries.” The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

For purposes of the Fund’s investments, frontier market companies are those: (i) whose principal securities trading markets are in frontier market countries; (ii) that derive a significant percentage of their total revenue or profit from either goods or services produced or sales made in frontier market countries; (iii) that have a significant percentage of their assets in frontier market countries; (iv) that are linked to currencies of frontier market countries; or (v) that are organized under the laws of, or with principal offices in, frontier market countries.

HSBC Global Asset Management (UK) Limited is the Fund’s subadviser (“AMEU” or the “Subadviser”). The Subadviser’s New Frontiers Team has identified a group of more than 30 countries that it currently considers to be frontier market countries. This includes countries that are currently part of the Morgan Stanley Capital International (“MSCI”) Frontier Market Index classification (currently 25 countries—Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Mauritius, Nigeria, Oman, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, United Arab Emirates, Ukraine and Vietnam), as well as the MSCI Emerging Market Index countries considered by the Subadviser to be “cross-over” markets (currently five countries—Colombia, Egypt, Morocco, Peru and the Philippines), and a number of countries deemed by the Subadviser to be frontier market countries but not currently part of the above mentioned indices (for example Georgia, Ghana, Panama, Saudi Arabia and Zimbabwe). Cross-over markets are those that are formally included in main emerging markets indices but show “frontier markets” characteristics based on factors such as foreign investment restrictions, lower correlation with global markets, size of free-float adjusted market-cap, and/or other economic and political factors.

The Subadviser may, in the future, deem other countries to be frontier market countries.

The Fund invests primarily in the equity securities of frontier market companies with market capitalizations above $100 million U.S. dollars. However, the Fund may invest in companies of any size. The Fund treats common stocks and other securities with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, trust certificates, limited partnership interests and equity participations. The Fund is heavily exposed to commodity (such as oil) producing countries through its investments in frontier market countries.

In light of the fact that a relatively significant proportion of frontier market companies available for investment are in the financial services group of industries, the Fund will, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks and insurance companies. The Subadviser intends to maintain the Fund’s exposure to issuers in the financial services group of industries such that it is broadly in line with the proportion of frontier markets issuers that are available for investment and in the financial services group of industries.

The Fund will seek to achieve its investment objective in part through the use of derivatives. The Fund may invest in participatory notes, which are a type of derivative instrument that creates synthetic equity exposure to issuers, to gain access to markets where direct investing is not possible. The Fund may also use equity index futures for cash management purposes and forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s use of derivatives will vary depending on market conditions and the ability of the Fund to invest directly in securities providing the desired exposure, but derivatives are expected normally to comprise a minority of the Fund’s investments.

The Subadviser selects investments for purchase and sale through an in-depth stock analysis that combines quantitative and qualitative analysis. The Subadviser’s quantitative analysis is based on publicly available data and is focused on valuation metrics, earnings growth expectations and return on capital and profitability. The Subadviser’s qualitative analysis is based on an individual assessment of business model and competitive advantage, cash generation, industry dynamics and corporate governance and management quality.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

  Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.

  Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services industry.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Total Return Fund
HSBC Total Return Fund
Investment Objective
The investment objective of the HSBC Total Return Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Total Return Fund	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none
Fee Waiver or Reimbursement	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Total Return Fund		Class A	Class I	Class S
Management Fee		0.85%	0.85%	0.85%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.01%	0.91%	0.81%
Total Other Expenses(1)	[1]	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses		2.11%	1.76%	1.66%
Fee Waiver or Reimbursement	[2]	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.60%	1.25%	1.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Funds' investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Total Return Fund (USD $)	1 Year	3 Years
Class A	630	1,058
Class I	127	504
Class S	117	474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective, under normal market conditions, by investing its assets (excluding U.S. cash and U.S. cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries (as defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps. The Fund may not be invested in all of these types of derivatives at all times. In addition to derivatives, these instruments include exchange-traded funds (“ETFs”), investment-grade and high yield securities (“junk bonds”), convertible bonds and equity and equity equivalent securities as further described below. The Fund may engage in short sales, including taking short positions on forwards.

The Fund will invest in instruments that are issued or guaranteed by governments of emerging market countries and corporations that are economically tied to an emerging market country. Investments will be made in emerging market local currency denominated instruments and in instruments denominated in the currency of a member country of the Organisation for Economic Co-operation and Development (“OECD”). The “total return” sought by the Fund consists of income earned on investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular country, sector or security.

The Fund will also invest in derivative instruments whose returns are based on the returns of instruments of issuers that are economically tied to emerging market countries or that are issued or guaranteed by governments of emerging market countries, rather than investing directly in such instruments, in order to enhance return. The Fund will also invest in derivative instruments for hedging purposes, including to hedge certain of its exposure to non-U.S. currencies, and for tax-advantaged access to instruments.

An instrument is economically tied to an emerging market country if (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OECD is an international organization that aims to help governments tackle economic, social and governance challenges of a globalized economy. As of February 1, 2012, OECD’s member countries were Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Slovenia, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

The Fund may invest without limit in both investment-grade and high yield securities (“junk bonds”). Investment grade securities are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”,“Aa”,“A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”,“AA”,“A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase securities of various maturities but expects to maintain a portfolio duration of one to five years.

The Fund may invest up to 25% of its net assets in convertible bonds which may be issued by companies of all sizes and market capitalizations that are economically tied to an emerging market country. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by NRSROs. The Fund may also invest up to 10% its net assets in equity and equity equivalent securities issued by corporations of all sizes and market capitalizations that are economically tied to an emerging market country.

The Adviser selects securities for purchase and sale by using a top down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel to the region, and a variety of other sources including third-party data providers. The Fund’s global exposure is calculated using a value-at-risk approach. The Fund’s strategy is managed in an absolute return style and is not managed with reference to a benchmark. The Adviser employs a multi-strategy investment approach using segments of the hard and local currency universe to build a portfolio with an overall volatility target (generally 5-8%) and a return target approximately twice the volatility. The Fund’s portfolio is constructed through a rigorous correlation and risk/reward analysis that is intended to capture most of the upside in emerging debt markets with less volatility and fewer drawdowns than traditional benchmark-oriented products.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.
  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. The third party to the short sale may also fail to honor its contract terms, causing a loss to the Fund.

  Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund has not commenced operations as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.